Schedule of Computation of Diluted Net Loss Per Share (Details)	9 Months Ended
Sep. 30, 2025 shares
Common Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock options	11,726,093